UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  6/30/2004

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Greystone Investment Management LLC
Address:  3805 Edwards Rd.
          Ste 180
          Cincinnati, OH 45209

13F File Number:  28-10016

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ruth Wesner Adams
Title:  Chief Operating Officer
Phone:  513-731-8444

Signature, Place, and Date of Signing:

     Ruth Wesner Adams              Cincinnati, OH                7/1/04
--------------------------------------------------------------------------------
        [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  189

Form 13F Information Table Value Total: $215,453,400
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        None

Greystone Investment Management, LLC
Form 13F
30-Jun-04



                                                                        Value    Shares/ Sh/ Put/ Investment Other  Voting Authority
Name of Issuer                            Title of Class      Cusip     (x1000)  Prn Amt Prn Call Discretion  Mgrs  Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
Abx Air Incorporated                         Common Stock     00080S101      2.05      300          Sole            300
Altria Group Incorporated                    Common Stock     02209S103    956.01    19101          Sole          19101
American Century Ultra Fd Investor Share     Equity MF        025083882      9.73      347          Sole            347
American Express Company                     Common Stock     025816109   5471.71   106495          Sole         106495
American Express Company Jan @ 60            Options          025816ALC    -45.17               961 Sole            961
American International Group Incorporated    Common Stock     026874107   1054.87    14799          Sole          14799
Amgen Incorporated                           Common Stock     031162100     83.22     1525          Sole           1525
Anheuser Busch Companies Inc.                Common Stock     035229103      43.2      800          Sole            800
Anthem Incorporated                          Common Stock     03674B104   6474.56    72293          Sole          72293
Apple Computer Incorporated                  Common Stock     037833100       3.9      120          Sole            120
Arbitron Incorporated                        Common Stock     03875Q108      0.26        7          Sole              7
Avaya Incorporated                           Common Stock     053499109      0.69       44          Sole             44
BB&T Corporation                             Common Stock     054937107    176.31     4769          Sole           4769
Bank Of America Corporation                  Common Stock     060505104    437.91     5175          Sole           5175
Bank Of New York Incorporated                Common Stock     064057102      8.11      275          Sole            275
Bank One Corporation                         Common Stock     06423A103      1.58       31          Sole             31
Bear Stearns Companies Incorporated          Common Stock     073902108    1581.4    18757          Sole          18757
Berkshire Hathaway Incorporated Class B      Common Stock     084670207  12806.97     4334          Sole           4334
Berkshire Hathaway Incorporated Del Class    Common Stock     084670108    444.75        5          Sole              5
Biogen Idec Incorporated                     Common Stock     09062X103      1.77       28          Sole             28
Boston Properties Incorporated Reit          REIT             101121101    422.42     8435          Sole           8435
Boston Scientific Corporation                Common Stock     101137107      42.8     1000          Sole           1000
Bp Plc Sponsored Adr (UNITED Kingdom)        ADR              055622104      6.64      124          Sole            124
Bristol Myers Squibb Company                 Common Stock     110122108      7.35      300          Sole            300
Burlington RES Incorporated                  Common Stock     122014103     14.47      400          Sole            400
Cablevision Systems Corp Cl A NY             Common Stock     12686C109     80.56     4100          Sole           4100
Cali Realty Corporation REIT                 REIT             554489104   1138.78    27520          Sole          27520
Canadian Oil Sands Tr New Unit (CANADA)      Foreign Equity   13642L100   6119.81   185415          Sole         185415
Cardiodynamics International Corporation     Common Stock     141597104      10.1     2000          Sole           2000
Cendant Corporation                          Common Stock     151313103   6161.52   251696          Sole         251696
Charter One Finl Incorporated                Common Stock     160903100      0.44       10          Sole             10
Cincinnati Finl Corporation                  Common Stock     172062101    647.32    14874          Sole          14874
Cintas Corporation                           Common Stock     172908105     16.68      350          Sole            350
Cisco Systems Incorporated                   Common Stock     17275R102     61.62     2600          Sole           2600
Citigroup Incorporated                       Common Stock     172967101    318.25     6844          Sole           6844
Clear Channel Communications                 Common Stock     184502102     95.96     2597          Sole           2597
Clorox Company                               Common Stock     189054109     16.13      300          Sole            300
Coca Cola Company                            Common Stock     191216100    493.09     9768          Sole           9768
Comcast Corporation New Class A              Common Stock     20030N101    132.01     4698          Sole           4698
Comcast Corporation New Class A Spl          Common Stock     20030N200   7346.74   266090          Sole         266090
Conocophillips                               Common Stock     20825C104    121.22     1589          Sole           1589
Corvis Corporation                           Common Stock     221009103      7.05     5000          Sole           5000
Cox Communications Incorporated New          Common Stock     224044107    106.99     3850          Sole           3850
Cytyc Corporation                            Common Stock     232946103    202.96     8000          Sole           8000
Diageo P L C Spon Adr New (UK)               ADR              25243Q205   7820.05   142832          Sole         142832
Directv Group Incorporated                   Common Stock     25459L106   4555.42   266399          Sole         266399
Dodge & Cox Balanced Fund N/L                Equity MF        256201104     26.24      349          Sole            349
Dodge & Cox International Stock Fund N/L     International MF 256206103    269.99    10449          Sole          10449
Dreyfus Emerging Markets Fund N/L            Equity MF        26201H104       3.6      211          Sole            211
Dreyfus Premier Enterprise Fd Class A M/F    Mutual Funds     26202M102      3.01      138          Sole            138
Du Pont E I De Nemours & Co                  Common Stock     263534109     28.87      650          Sole            650
Duke Weeks Realty Corporation (REIT)         REIT             264411505      6.36      200          Sole            200
Enbridge Energy Mgt Llc Shs Units            Common Stock     29250X103      0.06        1          Sole              1
Encana Corporation                           Foreign Equity   292505104    601.13    13928          Sole          13928
Enerplus Res Fd Unit Tr G New (CANADA)       Foreign Equity   29274D604    422.63    14850          Sole          14850
Exxon Mobil Corporation                      Common Stock     30231G102   1015.92    22876          Sole          22876
Federal Home Loan Mortgage Corporation       Common Stock     313400301  14913.42   235599          Sole         235599
Federal National Mortgage Association        Common Stock     313586109   9146.35   128172          Sole         128172
Fidelity Advisor Equity Growth Fund          Equity MF        315805309      5.34      125          Sole            125
Fidelity Advisor Tech Fd Class B M/F         Equity MF        315918672      0.29       20          Sole             20
Fifth Third Bancorp                          Common Stock     316773100    647.51    12040          Sole          12040
First Data Corporation                       Common Stock     319963104     17.81      400          Sole            400
First Eagle Sogen Overseas Fd Class I N/L    International MF 32008F200      5.89      303          Sole            303
Gannett Incorporated                         Common Stock     364730101   1086.08    12800          Sole          12800
Genentech Incorporated Com New               Common Stock     368710406      28.1      500          Sole            500
General Elec Company                         Common Stock     369604103   1525.33    47078          Sole          47078
Gilead Sciences Incorporated                 Common Stock     375558103      13.4      200          Sole            200
Hershey Foods Corporation                    Common Stock     427866108    555.24    12000          Sole          12000
Home Depot Incorporated                      Common Stock     437076102   3336.26    94780          Sole          94780
Illinois Tool Wks Incorporated               Common Stock     452308109      9.59      100          Sole            100
Intel Corporation                            Common Stock     458140100    149.04     5400          Sole           5400
Interactivecorp                              Common Stock     45840Q101   2276.32    75525          Sole          75525
International Business Machines              Common Stock     459200101    326.24     3701          Sole           3701
Invesco Strategic Port Leisure N/L           Equity MF        46127J406      0.29        7          Sole              7
Ishares Incorporated Msci Japan              Closed End MF    464286848   5370.47   505694          Sole         505694
Ishares Tr Dj Us Energy                      Closed End MF    464287796      3.08       55          Sole             55
Ishares Tr Dj Us Finl Sec                    Closed End MF    464287788      7.19       80          Sole             80
Ishares Tr Dj Us Healthcr                    Closed End MF    464287762      6.45      110          Sole            110
Ishares Tr Dj Us Real Est                    Closed End MF    464287739     33.85      335          Sole            335
Ishares Tr Dj Us Telecomm                    Closed End MF    464287713      0.21       10          Sole             10
Ishares Tr Russell 1000                      Closed End MF    464287622     95.65     1565          Sole           1565
Ishares Tr Russell 2000                      Closed End MF    464287655     62.18      527          Sole            527
Ishares Tr Russell1000val                    Closed End MF    464287598    178.62     2974          Sole           2974
Ishares Tr S&p Smlcp Valu                    Closed End MF    464287879     97.85      892          Sole            892
JDS Uniphase Corporation                     Common Stock     46612J101     15.16     4000          Sole           4000
Johnson & Johnson                            Common Stock     478160104    337.99     6068          Sole           6068
Johnson Controls Incorporated                Common Stock     478366107     10.68      200          Sole            200
Keycorp                                      Common Stock     493267108      0.72       24          Sole             24
Kinder Morgan Management Llc Shs             Common Stock     49455U100     50.11     1363          Sole           1363
Kraft Foods Incorporated Class A             Common Stock     50075N104     33.26     1050          Sole           1050
Krispy Kreme Doughnuts Incorporated          Common Stock     501014104      0.19       10          Sole             10
Labone Incorporated New                      Common Stock     50540L105      4.77      150          Sole            150
Laboratory Corp Amer Hldgs Com New           Common Stock     50540R409   6788.34   170991          Sole         170991
Legg Mason Incorporated                      Short Com Stk    524901105   -391.34    -4300          Sole          -4300
Legg Mason Incorporated                      Common Stock     524901105   4811.06    52863          Sole          52863
Legg Mason Incorporated Nov @ 105            Options          524901KAC     -7.03                74 Sole             74
Level 3 Communications Jan @ 2 1/2           Options          52729QAZC     -42.5               250 Sole            250
Level 3 Communications Jan @ 2 1/2           Options          52729PAZC       -54               400 Sole            400
Level 3 Communications Incorporated          Common Stock     52729N100    228.15    65000          Sole          65000
Liberty Media Corp New Com Ser A             Common Stock     530718105   6934.37   771343          Sole         771343
Liberty Media International Incorporated C   Common Stock     530719103   1426.22    38443          Sole          38443
Lilly Eli & Company                          Common Stock     532457108     13.98      200          Sole            200
Lincoln National Corporation                 Common Stock     534187109      9.45      200          Sole            200
Longleaf Partners Fund N/L                   Equity MF        543069108     13.95      451          Sole            451
Longleaf Partners Inter- National Fund N/L   International MF 543069405   7313.18   487545          Sole         487545
Lowes Companies Incorporated                 Common Stock     548661107    242.78     4620          Sole           4620
M & T Bk Corporation                         Common Stock     55261F104     50.63      580          Sole            580
M B N A Corporation                          Common Stock     55262L100   6363.24   246733          Sole         246733
Maxxam Incorporated                          Common Stock     577913106     23.94      900          Sole            900
Merck & Company Incorporated                 Common Stock     589331107   1750.61    36855          Sole          36855
Merck & Co Incorporated Jan @ 70             Options          589331ANC     -1.78               356 Sole            356
Merrill Lynch & Company Incorporated         Common Stock     590188108      0.54       10          Sole             10
Mfs Utilities Fund Class C M/F               Equity MF        552986705      0.03        4          Sole              4
Microsoft Corporation                        Common Stock     594918104      61.4     2150          Sole           2150
Midcap 400 Spdrs Trust                       Pfd/Com Invst Tr 595635103    172.65     1554          Sole           1554
Minnesota Mining And Manufacturing Co        Common Stock     88579Y101    133.21     1480          Sole           1480
Murphy Oil Corporation                       Common Stock     626717102     58.96      800          Sole            800
Ncr Corporation New                          Common Stock     62886E108      0.15        3          Sole              3
Nextel Communications Inc Class A            Common Stock     65332V103     26.66     1000          Sole           1000
Nokia Corp Sponsored Adr (FINLAND)           ADR              654902204     14.54     1000          Sole           1000
Nuveen Ny Select Quality Mun                 Closed End MF    670976109     14.13     1000          Sole           1000
Omnicom Group Incorporated                   Common Stock     681919106     30.36      400          Sole            400
Optimal Group Inc A New (CANADA)             Foreign Equity   68388R208      3.81      500          Sole            500
Oracle Corporation                           Common Stock     68389X105      16.7     1400          Sole           1400
Outback Steakhouse Incorporated              Common Stock     689899102      0.62       15          Sole             15
Pepsico Incorporated                         Common Stock     713448108    171.34     3180          Sole           3180
Pfizer Incorporated                          Common Stock     717081103   5040.81   147048          Sole         147048
Pioneer Nat Res Company                      Common Stock     723787107   5345.42   152378          Sole         152378
Plum Creek Timber Company Inc. REIT          REIT             729251108   3947.85   121174          Sole         121174
Praxair Incorporated                         Common Stock     74005P104     39.91     1000          Sole           1000
Procter & Gamble Company                     Common Stock     742718109   1470.64    27014          Sole          27014
Qualcomm Incorporated                        Common Stock     747525103     72.98     1000          Sole           1000
Quicksilver Inc                              Common Stock     74838C106      5.98      251          Sole            251
Rayonier Incorporated                        Common Stock     754907103        20      450          Sole            450
Royal Dutch Pete Co Ny Reg Eur .56           ADR              780257804    310.02     6000          Sole           6000
Royce Total Return Fund N/L                  Equity MF        780905881      4.96      438          Sole            438
S P D R Trust Units Series 1 Book Entry      pfd/Com Invst Tr 78462F103      4.12       36          Sole             36
SBC Communications Incorporated              Common Stock     78387G103      4.24      175          Sole            175
Scantek Medical Incorporated                 Common Stock     806039103      0.21     5000          Sole           5000
Schlumberger LTD Netherlands Antilles        Foreign Equity   806857108    381.06     6000          Sole           6000
Sector Spdr Tr Sbi Healthcare                Closed End MF    81369Y209     63.41     2075          Sole           2075
Sector Spdr Tr Sbi Int-energy                Closed End MF    81369Y506     10.61      337          Sole            337
Selected American Shs N/L Davis Fd           Equity MF        816221105         1       29          Sole             29
Smucker J M Company                          Common Stock     832696405      3.95       86          Sole             86
St. Paul Companies Inc.                      Common Stock     792860108      8.76      216          Sole            216
Starbucks Corporation                        Common Stock     855244109     12.61      290          Sole            290
Sun Microsystems Incorporated                Common Stock     866810104     34.64     8000          Sole           8000
Target Corporation                           Common Stock     87612E106      6.12      144          Sole            144
The Gateway Fund M/F                         Equity MF        367829207     39.43     1667          Sole           1667
The Oakmark Fund Class I N/L                 Equity MF        413838103      1.66       43          Sole             43
Third Avenue International Value Fund N/L    International MF 884116500   1633.37   104503          Sole         104503
Third Avenue International Value Fund N/L    Mutual Funds     884116500      23.8     1522          Sole           1522
Timberwest Fst Corporation Unit Stapled      Foreign Equity   887147205   2237.58   223044          Sole         223044
Time Warner Incorporated                     Common Stock     887317105    2906.8   165347          Sole         165347
Tjx Companies Incorporated New               Common Stock     872540109   5998.21   248476          Sole         248476
Transocean Sedco Forex Incorporated (UK)     Foreign Equity   G90078109     34.15     1180          Sole           1180
Tribune Company                              Common Stock     896047107    781.01    17150          Sole          17150
Us Bancorp Del Com New                       Common Stock     902973304     28.63     1039          Sole           1039
Valspar Corporation                          Common Stock     920355104     70.55     1400          Sole           1400
Van Kampen Tr Invt Grade N Y                 Closed End MF    920931102     14.58     1000          Sole           1000
Vanguard Energy Fund N/L                     Equity MF        921908109      3.42      100          Sole            100
Vanguard Health Care Fund Admiral Shs N      Equity MF        921908885   5173.89    97750          Sole          97750
Vanguard Health Care Fund Investor CL N      Equity MF        921908307    9308.1    74221          Sole          74221
Vanguard Index Tr Stk Mrk Vipers             Closed End MF    922908769    215.15     1952          Sole           1952
Vanguard Total Intl Stock Index F            International MF 921909602    115.95    10456          Sole          10456
Varian Incorporated                          Common Stock     922206107     21.07      500          Sole            500
Varian Med Systems Incorporated              Common Stock     92220P105    119.02     1500          Sole           1500
Varian Semiconductor Equipment Assn          Common Stock     922207105     19.28      500          Sole            500
Verizon Communications                       Common Stock     92343V104      30.4      840          Sole            840
Viacom Class B                               Common Stock     925524308     58.51     1638          Sole           1638
Viacom Inc. Class-A                          Common Stock     925524100      3.63      100          Sole            100
Vornado Rlty Tr Sh Ben Int                   REIT             929042109   1692.91    29643          Sole          29643
Wal Mart Stores Incorporated                 Common Stock     931142103    134.27     2545          Sole           2545
Walgreen Company                             Common Stock     931422109      3.62      100          Sole            100
Washington Fed Incorporated                  Common Stock     938824109   1838.81    76617          Sole          76617
Washington Mutual Incorporated               Common Stock     939322103   7984.53   206639          Sole         206639
Waste Mgmt Incorporated Del                  Common Stock     94106L109   3470.16   113219          Sole         113219
Weitz Partners Value Fund M/F                Equity MF        948906102      1.33       60          Sole             60
Weitz Value Fund N/L                         Equity MF        949045108      1.32       37          Sole             37
Wellpoint Health Networks Inc                Common Stock     94973H108       8.4       75          Sole             75
Wells Fargo Company                          Common Stock     949746101   6202.36   108376          Sole         108376
Whole Foods Market Inc.                      Common Stock     966837106      5.73       60          Sole             60
Wireless Facilities Incorporated             Common Stock     97653A103      7.86      800          Sole            800
Wsfs Finl Corporation                        Common Stock     929328102     68.66     1414          Sole           1414
Wyeth                                        Common Stock     983024100    858.66    23746          Sole          23746
Wynn Resorts Limited                         Common Stock     983134107      3.09       80          Sole             80
Yankee Candle Incorporated                   Common Stock     984757104   3147.48   107606          Sole         107606
Yum Brands Incorporated                      Common Stock     988498101      26.8      720          Sole            720
Zimmer Hldgs Incorporated                    Common Stock     98956P102      2.65       30          Sole             30

